Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	THE NEW ECONOMY FUND
Entity Central Index Key	0000719608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 18, 2023
Document Effective Date	Feb. 01, 2023
Prospectus Date	Feb. 01, 2023
NEW ECONOMY FUND | Class A
Prospectus:
Trading Symbol	ANEFX
NEW ECONOMY FUND | Class R-1
Prospectus:
Trading Symbol	RNGAX
NEW ECONOMY FUND | Class R-2
Prospectus:
Trading Symbol	RNGBX
NEW ECONOMY FUND | Class R-3
Prospectus:
Trading Symbol	RNGCX
NEW ECONOMY FUND | Class R-4
Prospectus:
Trading Symbol	RNGEX
NEW ECONOMY FUND | Class R-5
Prospectus:
Trading Symbol	RNGFX
NEW ECONOMY FUND | Class C
Prospectus:
Trading Symbol	ANFCX
NEW ECONOMY FUND | Class F-1
Prospectus:
Trading Symbol	ANFFX
NEW ECONOMY FUND | Class 529-A
Prospectus:
Trading Symbol	CNGAX
NEW ECONOMY FUND | Class 529-C
Prospectus:
Trading Symbol	CNGCX
NEW ECONOMY FUND | Class 529-E
Prospectus:
Trading Symbol	CNGEX
NEW ECONOMY FUND | Class 529-F-1
Prospectus:
Trading Symbol	CNGFX
NEW ECONOMY FUND | Class F-2
Prospectus:
Trading Symbol	NEFFX
NEW ECONOMY FUND | Class R-6
Prospectus:
Trading Symbol	RNGGX
NEW ECONOMY FUND | Class R-2E
Prospectus:
Trading Symbol	RNNEX
NEW ECONOMY FUND | Class R-5E
Prospectus:
Trading Symbol	RNGHX
NEW ECONOMY FUND | Class F-3
Prospectus:
Trading Symbol	FNEFX
NEW ECONOMY FUND | Class 529-T
Prospectus:
Trading Symbol	TENEX
NEW ECONOMY FUND | Class T
Prospectus:
Trading Symbol	TNEEX
NEW ECONOMY FUND | Class 529-F-2
Prospectus:
Trading Symbol	FNEEX
NEW ECONOMY FUND | Class 529-F-3
Prospectus:
Trading Symbol	FNNEX